iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .7%
Expeditors International of Washington, Inc. ....... 12,011 $ 1,445,404
FedEx Corp. ............................ 19,397 5,020,525
United Parcel Service, Inc. , Class B ............ 58,738 8,905,268
15,371,197
a
Automobiles  —  2 .7%
Ford Motor Co. .......................... 319,273 3,275,741
General Motors Co. ....................... 111,740 3,530,984
Lucid Group, Inc.
(a)
........................ 74,151 312,917
Tesla, Inc.
(a) (b)
........................... 231,989 55,695,919
62,815,561
a
Banks  —  3 .3%
Bank of America Corp. ..................... 580,804 17,708,714
JPMorgan Chase & Co. .................... 236,008 36,836,129
PNC Financial Services Group, Inc. (The) ........ 32,343 4,332,668
U.S. Bancorp ........................... 124,495 4,745,750
Wells Fargo & Co. ........................ 297,136 13,249,294
76,872,555
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 333,628 19,497,220
Constellation Brands, Inc. , Class A ............. 13,424 3,228,338
Keurig Dr Pepper, Inc. ..................... 85,105 2,686,765
Monster Beverage Corp.
(b)
................... 63,803 3,518,735
PepsiCo, Inc. ........................... 111,655 18,790,420
47,721,478
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 143,342 20,410,467
Amgen, Inc. ............................ 43,440 11,713,162
Biogen, Inc.
(b)
........................... 11,761 2,753,015
Gilead Sciences, Inc. ...................... 101,191 7,751,231
Incyte Corp. ............................ 15,469 840,585
Regeneron Pharmaceuticals, Inc.
(b)
............. 8,669 7,141,609
Seagen, Inc. ............................ 11,432 2,437,417
Vertex Pharmaceuticals, Inc.
(b)
................ 20,960 7,436,817
60,484,303
a
Broadline Retail  —  5 .1%
Amazon.com, Inc.
(b)
....................... 754,129 110,170,706
eBay, Inc. .............................. 43,217 1,772,329
Etsy, Inc.
(b)
............................. 9,990 757,342
MercadoLibre, Inc.
(b)
....................... 3,661 5,932,504
118,632,881
a
Building Products  —  0 .4%
Allegion PLC ............................ 7,129 756,316
Carlisle Companies, Inc. .................... 4,054 1,136,782
Johnson Controls International PLC ............ 55,250 2,917,200
Owens Corning .......................... 7,296 989,192
Trane Technologies PLC .................... 18,549 4,181,130
9,980,620
a
Capital Markets  —  3 .2%
Ares Management Corp. , Class A .............. 13,255 1,487,874
Bank of New York Mellon Corp. (The) ........... 63,246 3,056,047
BlackRock, Inc.
(c)
......................... 12,126 9,109,415
Blackstone, Inc. , NVS ...................... 57,640 6,477,007
Cboe Global Markets, Inc. ................... 8,569 1,561,186
Charles Schwab Corp. (The) ................. 122,198 7,493,181
FactSet Research Systems, Inc. ............... 3,098 1,404,819
Goldman Sachs Group, Inc. (The) ............. 26,773 9,144,050
Intercontinental Exchange, Inc. ............... 46,473 5,290,486
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. .................. 3,060 $ 734,767
Moody's Corp. ........................... 13,412 4,894,844
Morgan Stanley .......................... 100,924 8,007,310
Nasdaq, Inc. ............................ 27,930 1,559,611
Northern Trust Corp. ....................... 16,811 1,332,272
S&P Global, Inc. ......................... 26,426 10,988,724
T Rowe Price Group, Inc. ................... 18,215 1,823,868
Tradeweb Markets, Inc. , Class A ............... 8,845 857,080
75,222,541
a
Chemicals  —  1 .6%
Albemarle Corp. ......................... 9,530 1,155,703
Corteva, Inc. ............................ 57,641 2,605,373
DuPont de Nemours, Inc. ................... 37,281 2,667,083
Ecolab, Inc. ............................ 20,833 3,994,311
FMC Corp. ............................. 10,130 543,576
Linde PLC ............................. 39,627 16,396,464
PPG Industries, Inc. ....................... 19,126 2,715,701
RPM International, Inc. ..................... 10,462 1,076,853
Sherwin-Williams Co. (The) .................. 19,839 5,531,113
36,686,177
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 7,445 4,118,946
Copart, Inc.
(b)
........................... 69,974 3,514,095
Republic Services, Inc. ..................... 17,983 2,910,369
Waste Connections, Inc. .................... 20,923 2,834,857
Waste Management, Inc. .................... 32,896 5,624,887
19,003,154
a
Communications Equipment  —  0 .7%
Cisco Systems, Inc. ....................... 328,951 15,914,649
a
Construction & Engineering  —  0 .1%
AECOM ............................... 10,703 951,069
Quanta Services, Inc. ...................... 11,792 2,220,551
3,171,620
a
Construction Materials  —  0 .1%
Vulcan Materials Co. ...................... 10,790 2,304,312
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 50,838 8,681,605
a
Consumer Staples Distribution & Retail  —  1 .1%
Target Corp. ............................ 37,488 5,016,269
Walgreens Boots Alliance, Inc. ................ 59,636 1,189,142
Walmart, Inc. ............................ 120,222 18,717,363
24,922,774
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 6,544 1,272,808
Ball Corp. .............................. 25,586 1,414,650
Crown Holdings, Inc. ...................... 9,798 842,726
3,530,184
a
Diversified Telecommunication Services  —  1 .0%
AT&T, Inc. .............................. 580,582 9,620,244
Liberty Global, Ltd. , Class C
(a)
................ 22,851 384,811
Verizon Communications, Inc. ................ 341,417 13,086,513
23,091,568
a
Electric Utilities  —  1 .7%
Alliant Energy Corp. ....................... 20,524 1,037,899
American Electric Power Co., Inc. .............. 41,838 3,328,213
Constellation Energy Corp. .................. 26,117 3,161,201

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
Duke Energy Corp. ....................... 62,590 $ 5,775,805
Edison International ....................... 31,128 2,085,265
Eversource Energy ....................... 28,350 1,684,273
Exelon Corp. ............................ 80,823 3,112,494
NextEra Energy, Inc. ...................... 166,570 9,746,011
Southern Co. (The) ....................... 88,565 6,286,344
Xcel Energy, Inc. ......................... 44,791 2,725,084
38,942,589
a
Electrical Equipment  —  0 .8%
AMETEK, Inc. ........................... 18,737 2,908,545
Eaton Corp. PLC ......................... 32,403 7,377,839
Emerson Electric Co. ...................... 46,412 4,126,027
Hubbell, Inc. ............................ 4,355 1,306,500
Rockwell Automation, Inc. ................... 9,328 2,569,304
18,288,215
a
Electronic Equipment, Instruments & Components  —  0 .0%
Trimble, Inc. ............................ 20,167 935,749
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 81,996 2,767,365
Halliburton Co. .......................... 72,972 2,702,153
Schlumberger Ltd. ........................ 115,417 6,006,301
11,475,819
a
Entertainment  —  1 .4%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS ................................ 16,001 1,018,624
Netflix, Inc.
(b)
............................ 35,989 17,057,706
Take-Two Interactive Software, Inc. ............. 13,792 2,181,895
Walt Disney Co. (The)
(b)
.................... 148,599 13,773,641
34,031,866
a
Financial Services  —  3 .6%
Apollo Global Management, Inc. ............... 32,227 2,964,884
Block, Inc. , Class A ....................... 44,621 2,830,310
Fidelity National Information Services, Inc. ........ 48,116 2,821,522
Fiserv, Inc.
(b)
............................ 49,508 6,466,240
Global Payments, Inc. ..................... 21,115 2,458,631
Jack Henry & Associates, Inc. ................ 5,912 938,176
Mastercard, Inc. , Class A .................... 68,328 28,276,176
PayPal Holdings, Inc.
(b)
..................... 84,715 4,880,431
Visa, Inc. , Class A ........................ 130,490 33,494,173
85,130,543
a
Food Products  —  0 .7%
Bunge Global SA ......................... 12,234 1,344,149
Campbell Soup Co. ....................... 15,728 631,951
General Mills, Inc. ........................ 47,207 3,005,198
Hershey Co. (The) ........................ 12,170 2,286,986
Kellanova .............................. 22,242 1,168,595
McCormick & Co., Inc. , NVS ................. 20,408 1,323,051
Mondelez International, Inc. , Class A ............ 110,482 7,850,851
17,610,781
a
Ground Transportation  —  1 .4%
CSX Corp. ............................. 162,937 5,262,865
JB Hunt Transport Services, Inc. .............. 6,714 1,243,903
Norfolk Southern Corp. ..................... 18,436 4,021,998
Old Dominion Freight Line, Inc. ............... 7,986 3,107,033
Uber Technologies, Inc.
(b)
................... 149,362 8,421,029
Union Pacific Corp. ....................... 49,495 11,149,739
33,206,567
a
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .3%
Abbott Laboratories ....................... 140,931 $ 14,697,694
Boston Scientific Corp.
(b)
.................... 118,912 6,645,992
Edwards Lifesciences Corp.
(b)
................ 49,370 3,342,843
IDEXX Laboratories, Inc.
(b)
................... 6,742 3,140,558
Zimmer Biomet Holdings, Inc. ................ 16,970 1,973,781
29,800,868
a
Health Care Providers & Services  —  3 .0%
Cigna Group (The) ........................ 24,037 6,318,847
CVS Health Corp. ........................ 104,308 7,087,729
DaVita, Inc.
(b)
............................ 4,449 451,395
Elevance Health, Inc. ...................... 19,138 9,176,480
Laboratory Corp. of America Holdings ........... 7,187 1,558,932
McKesson Corp. ......................... 10,956 5,155,455
UnitedHealth Group, Inc. .................... 75,227 41,598,274
71,347,112
a
Health Care REITs  —  0 .2%
Healthpeak Properties, Inc. .................. 44,427 769,475
Welltower, Inc. ........................... 42,127 3,753,516
4,522,991
a
Hotels, Restaurants & Leisure  —  2 .6%
Airbnb, Inc. , Class A
(b)
...................... 34,625 4,374,523
Booking Holdings, Inc.
(b)
.................... 2,899 9,061,404
Caesars Entertainment, Inc. ................. 17,484 781,884
Chipotle Mexican Grill, Inc.
(b)
................. 2,240 4,933,040
Darden Restaurants, Inc. ................... 9,771 1,528,868
Hilton Worldwide Holdings, Inc. ............... 21,238 3,557,790
Hyatt Hotels Corp. , Class A .................. 3,729 427,940
Las Vegas Sands Corp. .................... 27,937 1,288,454
Marriott International, Inc. , Class A ............. 20,587 4,172,985
McDonald's Corp. ........................ 59,184 16,680,419
MGM Resorts International .................. 22,797 899,114
Starbucks Corp. .......................... 93,020 9,236,886
Vail Resorts, Inc. ......................... 3,098 673,226
Wynn Resorts Ltd. ........................ 8,328 703,050
Yum! Brands, Inc. ........................ 22,756 2,857,016
61,176,599
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 12,438 1,520,421
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 19,982 1,930,861
Clorox Co. (The) ......................... 10,070 1,443,534
Colgate-Palmolive Co. ..................... 63,780 5,023,951
Kimberly-Clark Corp. ...................... 27,465 3,398,244
Procter & Gamble Co. (The) ................. 191,407 29,384,803
41,181,393
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 44,828 4,441,110
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 75,028 8,622,968
a
Insurance  —  2 .1%
American International Group, Inc. ............. 57,815 3,804,805
Aon PLC , Class A ........................ 16,475 5,411,873
Arch Capital Group Ltd.
(b)
................... 30,288 2,534,803
Arthur J Gallagher & Co. .................... 17,502 4,357,998
Chubb Ltd. ............................. 33,356 7,652,867
Hartford Financial Services Group, Inc. (The) ...... 24,836 1,941,182
Marsh & McLennan Companies, Inc. ............ 40,115 7,999,733
Progressive Corp. (The) .................... 47,536 7,797,330

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Travelers Companies, Inc. (The) ............... 18,593 $ 3,358,268
W R Berkley Corp. ........................ 16,731 1,213,834
Willis Towers Watson PLC ................... 8,424 2,074,831
48,147,524
a
Interactive Media & Services  —  7 .5%
Alphabet, Inc. , Class A
(b)
.................... 449,958 59,632,934
Alphabet, Inc. , Class C , NVS
(b)
................ 395,952 53,025,892
Match Group, Inc.
(b)
....................... 22,584 731,270
Meta Platforms, Inc. , Class A
(b)
................ 180,500 59,050,575
Pinterest, Inc. , Class A
(b)
.................... 47,255 1,609,978
Snap, Inc. , Class A , NVS
(a)
.................. 83,362 1,152,896
175,203,545
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 50,969 16,979,813
Akamai Technologies, Inc.
(b)
.................. 12,321 1,423,445
Cloudflare, Inc. , Class A .................... 22,573 1,741,507
Cognizant Technology Solutions Corp. , Class A ..... 41,015 2,886,636
EPAM Systems, Inc.
(b)
...................... 4,707 1,215,300
Gartner, Inc.
(b)
........................... 6,402 2,783,846
International Business Machines Corp. .......... 73,984 11,730,903
Okta, Inc. , Class A ........................ 12,730 853,546
Snowflake, Inc. , Class A .................... 22,759 4,271,409
43,886,405
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 10,704 496,773
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 23,761 3,036,656
Charles River Laboratories International, Inc.
(b)
..... 4,164 820,641
Danaher Corp. .......................... 56,965 12,720,854
Illumina, Inc.
(b)
........................... 12,856 1,310,669
IQVIA Holdings, Inc.
(b)
...................... 14,872 3,184,095
Mettler-Toledo International, Inc.
(b)
............. 1,776 1,939,268
Repligen Corp. .......................... 4,302 676,490
Revvity, Inc. ............................ 10,081 896,201
Thermo Fisher Scientific, Inc. ................. 31,344 15,539,101
Waters Corp.
(b)
.......................... 4,800 1,346,928
West Pharmaceutical Services, Inc. ............ 5,998 2,103,858
43,574,761
a
Machinery  —  1 .3%
Cummins, Inc. ........................... 11,503 2,578,512
Deere & Co. ............................ 22,220 8,097,190
Dover Corp. ............................ 11,359 1,603,436
Fortive Corp. ............................ 28,588 1,972,000
Graco, Inc. ............................. 13,724 1,108,625
IDEX Corp. ............................. 6,140 1,238,315
Illinois Tool Works, Inc. ..................... 24,558 5,948,193
PACCAR, Inc. ........................... 42,458 3,898,494
Stanley Black & Decker, Inc. ................. 12,444 1,131,160
Westinghouse Air Brake Technologies Corp. ....... 14,547 1,695,598
Xylem, Inc. ............................. 19,558 2,056,133
31,327,656
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(b)
......... 7,901 3,161,427
Comcast Corp. , Class A .................... 334,242 14,001,398
17,162,825
a
Metals & Mining  —  0 .6%
Freeport-McMoRan, Inc. .................... 116,428 4,345,093
Newmont Corp. .......................... 93,595 3,761,583
Nucor Corp. ............................ 20,199 3,433,224
Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 12,780 $ 1,522,481
13,062,381
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .0%
Annaly Capital Management, Inc. .............. 40,111 724,806
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 28,012 2,524,161
Dominion Energy, Inc. ...................... 67,956 3,081,125
Public Service Enterprise Group, Inc. ........... 40,534 2,530,538
Sempra ............................... 51,107 3,724,167
11,859,991
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 13,349 1,460,381
a
Oil, Gas & Consumable Fuels  —  3 .9%
Chevron Corp. ........................... 147,343 21,158,455
ConocoPhillips .......................... 97,250 11,239,183
Diamondback Energy, Inc. ................... 13,796 2,130,240
EOG Resources, Inc. ...................... 47,286 5,819,488
Exxon Mobil Corp. ........................ 325,345 33,425,945
Hess Corp. ............................. 22,443 3,154,588
Kinder Morgan, Inc. , Class P ................. 162,858 2,861,415
Marathon Oil Corp. ........................ 49,189 1,250,876
Occidental Petroleum Corp. .................. 53,885 3,187,298
ONEOK, Inc. ............................ 47,304 3,256,881
Pioneer Natural Resources Co. ............... 18,947 4,388,883
91,873,252
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 18,850 2,406,956
a
Pharmaceuticals  —  5 .1%
Bristol-Myers Squibb Co. .................... 169,659 8,377,761
Eli Lilly & Co. ........................... 65,530 38,730,851
Johnson & Johnson ....................... 195,559 30,245,155
Merck & Co., Inc. ......................... 206,076 21,118,669
Pfizer, Inc. ............................. 458,518 13,971,043
Zoetis, Inc. , Class A ....................... 37,383 6,604,455
119,047,934
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 33,457 7,692,433
Booz Allen Hamilton Holding Corp. , Class A ....... 10,642 1,331,634
Broadridge Financial Solutions, Inc. ............ 9,592 1,859,121
Ceridian HCM Holding, Inc. .................. 12,006 827,213
Equifax, Inc. ............................ 9,966 2,169,698
Paychex, Inc. ........................... 26,403 3,220,374
Paycom Software, Inc. ..................... 4,420 802,937
Robert Half, Inc. ......................... 8,696 712,898
TransUnion ............................. 15,698 921,787
Verisk Analytics, Inc. ....................... 11,778 2,843,563
22,381,658
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(b)
................. 25,162 1,986,792
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 11,533 1,994,517
Equity Residential ........................ 29,243 1,662,172
Essex Property Trust, Inc. ................... 5,212 1,112,554
4,769,243
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 50,341 972,588
Realty Income Corp. ....................... 57,562 3,106,046

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
Regency Centers Corp. .................... 13,496 $ 847,279
Simon Property Group, Inc. .................. 26,572 3,318,577
8,244,490
a
Semiconductors & Semiconductor Equipment  —  7 .5%
Advanced Micro Devices, Inc.
(b)
............... 131,211 15,897,525
Analog Devices, Inc. ....................... 40,469 7,421,205
Broadcom, Inc. .......................... 36,040 33,363,309
Enphase Energy, Inc.
(a) (b)
.................... 11,074 1,118,695
First Solar, Inc. .......................... 8,242 1,300,423
NVIDIA Corp. ........................... 200,593 93,817,346
QUALCOMM, Inc. ........................ 90,632 11,696,060
Texas Instruments, Inc. ..................... 73,737 11,260,377
175,874,940
a
Software  —  10 .7%
Adobe, Inc.
(b)
............................ 36,976 22,592,706
ANSYS, Inc.
(b)
........................... 7,048 2,067,601
Aspen Technology, Inc. ..................... 2,353 442,976
Atlassian Corp. , Class A .................... 12,601 2,406,161
Autodesk, Inc.
(b)
.......................... 17,360 3,791,945
Bentley Systems, Inc. , Class B ................ 17,259 898,503
Cadence Design Systems, Inc.
(b)
.............. 22,073 6,031,889
Confluent, Inc. , Class A ..................... 14,707 312,083
Datadog, Inc. , Class A ..................... 20,645 2,406,588
Dropbox, Inc. , Class A ..................... 21,074 593,865
Fortinet, Inc.
(b)
........................... 54,212 2,849,383
Gen Digital, Inc. .......................... 46,737 1,031,953
HubSpot, Inc. ........................... 3,859 1,906,076
Intuit, Inc. .............................. 22,760 13,006,430
Microsoft Corp. .......................... 307,112 116,367,808
Oracle Corp. ............................ 133,482 15,511,943
Palo Alto Networks, Inc.
(b)
................... 25,061 7,395,250
PTC, Inc. .............................. 9,651 1,518,681
Roper Technologies, Inc. .................... 8,666 4,664,474
Salesforce, Inc.
(b)
......................... 79,019 19,904,886
ServiceNow, Inc.
(b)
........................ 16,592 11,377,798
Splunk, Inc. ............................ 13,002 1,970,323
Synopsys, Inc.
(b)
......................... 12,351 6,709,434
Workday, Inc. , Class A ..................... 16,811 4,551,074
Zscaler, Inc. ............................ 7,171 1,416,488
251,726,318
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 37,857 7,903,784
Crown Castle, Inc. ........................ 35,220 4,130,602
Digital Realty Trust, Inc. .................... 24,584 3,411,767
Equinix, Inc. ............................ 7,599 6,193,261
VICI Properties, Inc. ....................... 82,302 2,460,007
Weyerhaeuser Co. ........................ 59,345 1,860,466
25,959,887
a
Specialty Retail  —  1 .2%
Home Depot, Inc. (The) .................... 81,217 25,460,717
Ulta Beauty, Inc.
(b)
........................ 3,998 1,703,108
27,163,825
a
Technology Hardware, Storage & Peripherals  —  5 .1%
Apple, Inc.
(a)
............................ 605,466 115,008,267
Dell Technologies, Inc. , Class C ............... 20,793 1,577,565
Hewlett Packard Enterprise Co. ............... 104,184 1,761,751
118,347,583
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Deckers Outdoor Corp.
(b)
.................... 2,122 1,408,944
Lululemon Athletica, Inc.
(b)
................... 9,368 4,185,623
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Nike, Inc. , Class B ........................ 99,404 $ 10,961,279
16,555,846
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 15,809 2,084,259
Essential Utilities, Inc. ...................... 20,407 726,693
2,810,952
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 42,994 6,468,447
a
Total Long-Term Investments — 99.5%
(Cost: $ 2,188,061,624 ) ............................... 2,329,167,941
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 6,277,528 6,280,666
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 5,769,172 5,769,172
a
Total Short-Term Securities — 0.5%
(Cost: $ 12,048,607 ) ................................. 12,049,838
Total Investments — 100.0%
(Cost: $ 2,200,110,231 ) ............................... 2,341,217,779
Liabilities in Excess of Other Assets — 0 .0% ................ (745,560)
Net Assets — 100.0% ................................. $ 2,340,472,219
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,588,268  $ —  $ (309,366)
(a)
$ 533  $ 1,231  $ 6,280,666  6,277,528  $ 8,044
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,087,833  681,339
(a)
—  —  —  5,769,172  5,769,172  59,061  —
BlackRock, Inc. .. 9,649,238  1,042,540  (2,305,406) 143,315  579,728  9,109,415  12,126  68,870  —
$ 143,848  $ 580,959
$ 21,159,253
$ 135,975  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 43 12/15/23 $ 9,840 $ 269,051

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
Climate Conscious & Transition MSCI USA ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,329,167,941  $ —  $ —  $ 2,329,167,941
Short-Term Securities
Money Market Funds ...................................... 12,049,838  —  —  12,049,838
$ 2,341,217,779  $ —  $ —  $ 2,341,217,779
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 269,051  $ —  $ —  $ 269,051
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)